PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4,103	$ 2,568	$ 1,948